Subsidiary undertakings (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Principal Subsidiaries

The list below sets out the principal material operating subsidiaries of the Company. These subsidiaries engage in intercompany transactions, all of which are eliminated on consolidation within these financial statements.

Subsidiary	Jurisdiction of Incorporation
CRH Medical Corporation	British Columbia, Canada
CRH Medical Corporation	Delaware, United States
CRH Anesthesia Management LLC	Delaware, United States
Gastroenterology Anesthesia Associates LLC	Georgia, United States
Macon Gastroenterology Anesthesia Associates LLC	Georgia, United States
CRH Anesthesia of Cape Coral LLC	Florida, United States
CRH Anesthesia of Knoxville LLC	Tennessee, United States
Knoxville Gastroenterology Anesthesia Associates LLC	Tennessee, United States
Austin Gastroenterology Anesthesia Associates PLLC	Texas, United States
Community Anesthesia PLLC	Massachusetts, United States
Arapahoe Gastroenterology Anesthesia Associates LLC	Delaware, United States
DDAB LLC	Georgia, United States
Osceola Gastroenterology Anesthesia Associates LLC	Florida, United States
West Florida Anesthesia Associates LLC	Florida, United States
Central Colorado Anesthesia Associates LLC	Colorado, United States
Raleigh Sedation Associates LLC	North Carolina, United States
Blue Ridge Sedation Associates LLC	North Carolina, United States
Alamo Sedation Associates LLC	Texas, United States

Summary of Principal Subsidiaries
(c)	The Company also holds the following interests:

Entity	Interest
Community Anesthesia PLLC	65%
Macon Gastroenterology Anesthesia Associates LLC	65%
Arapahoe Gastroenterology Anesthesia Associates LLC	51%
DDAB LLC	51%
Osceola Gastroenterology Anesthesia Associates LLC	60%
West Florida Anesthesia Associates LLC	55%
Central Colorado Anesthesia Associates LLC	51%
Raleigh Sedation Associates LLC	51%

Knoxville Gastroenterology Anesthesia Associates LLC ("KGAA") [member]
Summary of Financial Information of Subsidiary

The following tables summarize the financial information of these entities, including fair value adjustments at acquisition but excluding intercompany eliminations, as at December 31, 2017 and 2016.

	KGAA		AGAA
Ownership %	51%		51%
	2017	2016	2017	2016
Cash and cash equivalents	$1,049,265	$1,333,289	$1,552,981	$2,866,916
Trade and other receivables	665,601	750,393	1,412,034	1,403,277
Prepaids	23,494	-	37,283	10,635
Current taxes receivable	92,427	-
Intangible assets	8,912,880	10,822,783	27,761,626	31,060,037
	10,743,667	12,906,465	30,763,924	35,340,865
Accounts payable and accrued liabilities	428,358	315,542	709,905	453,759
Current taxes payable	-	133,862	-	-
	428,358	449,404	709,905	453,759

Member contributions	7,106,555	8,149,450	23,037,106	29,244,110
Current period earnings	3,208,754	4,307,611	7,016,913	5,642,996
	10,315,309	12,457,061	30,054,019	34,887,106

Total liabilities and equity	$10,743,667	$12,906,465	$30,763,924	$35,340,865
	KGAA		AGAA
	2017	2016	2017	2016
Anesthesia revenue	$10,194,489	$10,307,361	$15,938,161	$11,593,180
Anesthesia services expense	6,577,415	5,573,305	8,926,966	5,949,366
Net income before tax	3,617,074	4,734,056	7,011,195	5,643,814
Tax expense	408,319	426,445	(5,717)	-
Net income	$3,208,755	$4,307,611	$7,016,912	$5,643,814
Net income attributable to non-controlling interest	$1,589,007	$2,123,964	$3,438,287	$2,765,469

Non-controlling interest	$4,981,492	$6,216,255	$14,726,051	$17,094,265

Community Anesthesia PLLC, Macon Gastroenterology Anesthesia Associates LLC and Arapahoe Gastroenterology Anesthesia Associates LLC [member]
Summary of Financial Information of Subsidiary

The following tables summarize the aggregate financial information for the above entities, including fair value adjustments at acquisition but excluding tax and intercompany eliminations, as at December 31, 2017 and 2016.

	2017	2016
Cash and cash equivalents	$5,022,739	$1,742,274
Trade and other receivables	7,369,420	2,359,873
Prepaids	118,960	13,821
Intangible assets	75,348,680	30,877,177
	87,859,799	34,993,145

Accounts payable and accrued liabilities	2,657,257	659,482
Loans	900,000	-
	3,557,257	659,482

Member contributions	80,561,493	33,308,961
Current period earnings	3,741,049	1,024,702
	84,302,542	34,333,663

Total liabilities and equity	$87,859,799	$34,993,145

	2017	2016
Anesthesia revenue	$30,503,731	$11,044,835
Anesthesia services expense	26,762,683	9,994,210
Net income before tax	$3,741,048	$1,050,625
Tax expense	-	-
Net income	$3,741,048	$1,050,625
Net income attributable to non-controlling interest	$2,123,477	$503,784

Non-controlling interest	$37,569,771	$13,099,934